Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred income taxes
Deferred tax assets - current	$ 19,000,000	$ 121,000,000
Deferred tax assets - non-current	258,000,000	305,000,000
Deferred tax liabilities - current	(121,000,000)	(30,000,000)
Deferred tax liabilities - non-current	(301,000,000)	(663,000,000)
Net deferred tax (liability) asset	(145,000,000)	(267,000,000)
Valuation allowance
Increase (Decrease) in valuation allowance	(35,000,000)
Adjustment to additional paid-in-capital, income tax benefits attributable to employee stock compensation	36,000,000	20,000,000	25,000,000
Unremitted foreign earnings	3,000,000,000
U.S. foreign tax credit carryforwards
Valuation allowance
Increase (Decrease) in valuation allowance	(24,000,000)
German interest expense carryforward
Valuation allowance
Increase (Decrease) in valuation allowance	7,000,000
U.K. capital loss carryforwards
Valuation allowance
Increase (Decrease) in valuation allowance	$ (13,000,000)